                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                                -----------

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mayo Investment Advisers LLC
           ----------------------------
Address:   40 Rowes Wharf, 2nd Floor
           ----------------------------
           Boston, Massachusetts 02110
           ----------------------------


Form 13F File Number:  28-10319
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Curtis
           ------------------------
Title:     Chief Financial Officer
           ------------------------
Phone:     617-897-5800
           ------------------------

Signature, Place, and Date of Signing:

      /s/ Charles Curtis       Boston, Massachusetts       November 13, 2009
---------------------------  ---------------------------  ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     101

Form 13F Information Table Value Total: $1,316,786
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/09

      (ITEM 1)        (ITEM 2)  (ITEM 3)   (ITEM 4)   (ITEM 5)        (ITEM 6)    (ITEM 7)         (ITEM 8)
--------------------- --------  --------- ----------- ---------       ----------  -------- ------------------------
                                                                                               VOTING AUTHORITY
                                                                                                   (SHARES)
                                                                                           ------------------------
       NAME            TITLE                 FAIR     SHARES OR
        OF              OF       CUSIP      MARKET    PRINCIPAL       INVESTMENT   OTHER     SOLE    SHARED  NONE
      ISSUER           CLASS     NUMBER     VALUE      AMOUNT         DISCRETION  MANAGERS   (A)      (B)    (C)
--------------------- --------  --------- ----------- --------- ----- ----------  -------- --------- ------ -------
A T & T INC (NEW)     COMMON    00206R102 105,892,705 3,920,500  X      SOLE               3,571,000   0    349,500
ABBOTT LABS           COMMON    002824100  68,812,770 1,391,000  X      SOLE               1,267,800   0    123,200
AMERICAN ELECTRIC
 POW                  COMMON    025537101   5,423,250   175,000  X      SOLE                 166,000   0      9,000
ANADARKO PETE
 CORP                 COMMON    032511107  45,196,965   720,500  X      SOLE                 659,500   0     61,000
ARCHER DANIELS
 MIDLAN               COMMON    039483102  12,301,620   421,000  X      SOLE                 379,000   0     42,000
BANK OF AMERICA       COMMON    060505104  19,161,900 1,132,500  X      SOLE               1,033,500   0     99,000
BARRICK GOLD CORP
 COM                  COMMON    067901108  63,747,800 1,682,000  X      SOLE               1,526,100   0    155,900
BAXTER INTL INC       COMMON    071813109   7,012,230   123,000  X      SOLE                 118,000   0      5,000
BEMIS INC COM         COMMON    081437105     906,850    35,000  X      SOLE                  35,000   0          0
BERKSHIRE
 HATHAWAY IN          COMMON    084670207   7,792,435     2,345  X      SOLE                   2,120   0        225
BIOGEN IDEC INC
 COM                  COMMON    09062X103   5,153,040   102,000  X      SOLE                  90,500   0     11,500
BP P L C ADR
 SPONSORE             COMMON    055622104   6,106,812   114,725  X      SOLE                  99,725   0     15,000
BUNGE LIMITED         COMMON    G16962105     751,320    12,000  X      SOLE                  12,000   0          0
CATERPILLAR INC       COMMON    149123101   5,620,635   109,500  X      SOLE                  99,500   0     10,000
CENTRAL FD CDA
 LTD                  COMMON    153501101     132,500    10,000  X      SOLE                  10,000   0          0
CGA MINING LTD SHS    COMMON    Q22628103     955,776   570,000  X      SOLE                 570,000   0          0
CHESAPEAKE
 ENERGY COR           COMMON    165167107  13,163,400   463,500  X      SOLE                 415,100   0     48,400
CHEVRONTEXACO
 CORPORA              COMMON    166764100   8,768,535   124,500  X      SOLE                 103,000   0     21,500
CHUBB CORP            COMMON    171232101     277,255     5,500  X      SOLE                   5,500   0          0
CIEN 0.250% 05/01/13  CONVERT   171779AB7   1,674,979 2,097,000  X      SOLE               2,097,000   0          0
CISCO SYS INC         COMMON    17275R102  21,597,950   917,500  X      SOLE                 831,500   0     86,000
CITIGROUP INC.        COMMON    172967101   3,085,500   637,500  X      SOLE                 583,500   0     54,000
COCA COLA             COMMON    191216100   3,275,700    61,000  X      SOLE                  51,000   0     10,000
COMCAST CORP NEW
 COM                  COMMON    20030N101  56,953,120 3,374,000  X      SOLE               3,066,500   0    307,500
CONAGRA INC           COMMON    205887102  32,628,400 1,505,000  X      SOLE               1,370,500   0    134,500
CONOCOPHILLIPS
 COM                  COMMON    20825C104   6,083,052   134,700  X      SOLE                 126,200   0      8,500
CORNING INC           COMMON    219350105   4,669,550   305,000  X      SOLE                 267,500   0     37,500
CVS/CAREMARK
 CORP                 COMMON    126650100  15,904,300   445,000  X      SOLE                 403,500   0     41,500
DETOUR GOLD
 CORPORATI            COMMON    250669108     123,267    10,000  X      SOLE                  10,000   0          0
DEVON ENERGY
 CORP NEW             COMMON    25179M103     807,960    12,000  X      SOLE                  10,000   0      2,000
DOMINION RES INC
 VA N                 COMMON    25746U109   1,207,500    35,000  X      SOLE                  35,000   0          0
DU PONT               COMMON    263534109   2,442,640    76,000  X      SOLE                  68,500   0      7,500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/09

     (ITEM 1)        (ITEM 2)  (ITEM 3)   (ITEM 4)  (ITEM 5)        (ITEM 6)    (ITEM 7)         (ITEM 8)
-------------------- --------  --------- ---------- ---------       ----------  -------- ------------------------
                                                                                             VOTING AUTHORITY
                                                                                                 (SHARES)
                                                                                         ------------------------
       NAME           TITLE                 FAIR    SHARES OR
        OF             OF       CUSIP      MARKET   PRINCIPAL       INVESTMENT   OTHER     SOLE    SHARED  NONE
      ISSUER          CLASS     NUMBER     VALUE     AMOUNT         DISCRETION  MANAGERS   (A)      (B)    (C)
-------------------- --------  --------- ---------- --------- ----- ----------  -------- --------- ------ -------
E M C CORP MASS      COMMON    268648102 21,513,000 1,262,500  X      SOLE               1,159,500   0    103,000
ENCANA CORP COM      COMMON    292505104 11,752,440   204,000  X      SOLE                 181,700   0     22,300
EQT CORP COM         COMMON    26884L109  5,282,400   124,000  X      SOLE                 107,500   0     16,500
EXXON CORPORATION    COMMON    30231G102  1,957,100    28,525  X      SOLE                  28,025   0        500
FRONTIER
 COMMUNICATIO        COMMON    35906A108 26,201,500 3,475,000  X      SOLE               3,183,000   0    292,000
GENERAL ELECTRIC     COMMON    369604103 31,583,870 1,923,500  X      SOLE               1,737,500   0    186,000
GOLDCORP INC NEW
 COM                 COMMON    380956409  9,668,615   239,500  X      SOLE                 226,000   0     13,500
GOLDEN STAR RES
 LTD C               COMMON    38119T104    513,588   152,400  X      SOLE                 152,400   0          0
HALLIBURTON CO       COMMON    406216101  8,041,080   296,500  X      SOLE                 235,200   0     61,300
HESS CORP            COMMON    42809H107 11,092,950   207,500  X      SOLE                 191,000   0     16,500
IAMGOLD CORP COM     COMMON    450913108    282,800    20,000  X      SOLE                  20,000   0          0
INTEL CORP           COMMON    458140100  3,342,556   170,800  X      SOLE                 143,300   0     27,500
INTERNATIONAL
 BUSINES             COMMON    459200101  7,571,313    63,300  X      SOLE                  58,300   0      5,000
J.P. MORGAN CHASE &
 C                   COMMON    46625H100  7,296,030   166,500  X      SOLE                 153,000   0     13,500
JAGUAR MNG INC
 COM                 COMMON    47009M103    936,600   105,000  X      SOLE                 105,000   0          0
KIRKLAND LAKE
 GOLD IN             COMMON    49740P106    171,436    20,000  X      SOLE                  20,000   0          0
KROGER CO            COMMON    501044101 52,270,800 2,532,500  X      SOLE               2,325,300   0    207,200
LAKE SHORE GOLD
 CORP                COMMON    510728108  5,426,520 2,000,000  X      SOLE               2,000,000   0          0
LILLY ELI & CO       COMMON    532457108 24,260,535   734,500  X      SOLE                 662,100   0     72,400
MANULIFE FINL CORP
 CO                  COMMON    56501R106    314,100    15,000  X      SOLE                  14,000   0      1,000
MARSH & MCLENNAN
 COS                 COMMON    571748102 21,638,750   875,000  X      SOLE                 802,000   0     73,000
MASSEY ENERGY
 CORP CO             COMMON    576206106    209,175     7,500  X      SOLE                   7,500   0          0
MCDONALDS            COMMON    580135101  2,853,500    50,000  X      SOLE                  45,000   0      5,000
MCKESSON HBOC INC
 COM                 COMMON    58155Q103  8,485,875   142,500  X      SOLE                 130,500   0     12,000
METROPCS
 COMMUNICATIO        COMMON    591708102  1,053,000   112,500  X      SOLE                 112,500   0          0
MICROSOFT CORP       COMMON    594918104 57,317,020 2,228,500  X      SOLE               2,023,300   0    205,200
MITSUBISHI UFJ
 FINANC              COMMON    606822104  4,952,850   927,500  X      SOLE                 827,000   0    100,500
MORGAN STANLEY
 COM NE              COMMON    617446448    432,320    14,000  X      SOLE                  14,000   0          0
MOSAIC COMPANY       COMMON    61945A107  8,748,740   182,000  X      SOLE                 161,200   0     20,800
MYLAN INC DTD
 03/07/0             CONVERT   628530AG2  2,446,875 2,500,000  X      SOLE               2,500,000   0          0
MYLAN LABS INC       COMMON    628530107 32,220,125 2,012,500  X      SOLE               1,835,500   0    177,000
NEWMONT MNG CORP     COMMON    651639106 27,182,350   617,500  X      SOLE                 562,800   0     54,700
NEWS CORP CL A       COMMON    65248E104  6,697,600   560,000  X      SOLE                 481,000   0     79,000

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/09

     (ITEM 1)        (ITEM 2)  (ITEM 3)   (ITEM 4)  (ITEM 5)        (ITEM 6)    (ITEM 7)         (ITEM 8)
-------------------- --------  --------- ---------- ---------       ----------  -------- ------------------------
                                                                                             VOTING AUTHORITY
                                                                                                 (SHARES)
                                                                                         ------------------------
       NAME           TITLE                 FAIR    SHARES OR
        OF             OF       CUSIP      MARKET   PRINCIPAL       INVESTMENT   OTHER     SOLE    SHARED  NONE
      ISSUER          CLASS     NUMBER     VALUE     AMOUNT         DISCRETION  MANAGERS   (A)      (B)    (C)
-------------------- --------  --------- ---------- --------- ----- ----------  -------- --------- ------ -------
NINTENDO LTD ADR     COMMON    654445303  1,123,861    35,000  X      SOLE                  35,000   0          0
OMNICARE INC COM     COMMON    681904108 24,366,640 1,082,000  X      SOLE                 991,626   0     90,374
ORACLE SYS CORP      COMMON    68389X105    364,700    17,500  X      SOLE                  12,500   0      5,000
OREZONE GOLD CORP
 COM                 COMMON    68616T109     13,743    25,000  X      SOLE                  25,000   0          0
PEPSICO INC          COMMON    713448108    938,560    16,000  X      SOLE                  16,000   0          0
PETROLEO
 BRASILEIRO S        COMMON    71654V408  1,377,000    30,000  X      SOLE                  25,000   0      5,000
PFIZER INC           COMMON    717081103 61,855,625 3,737,500  X      SOLE               3,402,000   0    335,500
PROCTER & GAMBLE
 CO C                COMMON    742718109  1,303,200    22,500  X      SOLE                  22,500   0          0
RAINY RIVER RES LTD
 C                   COMMON    75101R100     62,891    30,000  X      SOLE                  30,000   0          0
ROGERS
 COMMUNICATIONS      COMMON    775109200  3,172,500   112,500  X      SOLE                 104,500   0      8,000
ROWAN COS INC        COMMON    779382100    519,075    22,500  X      SOLE                  17,500   0      5,000
ROYAL DUTCH SHELL
 PLC                 COMMON    780259206  1,086,610    19,000  X      SOLE                  19,000   0          0
ROYAL GOLD INC
 COM                 COMMON    780287108    410,400     9,000  X      SOLE                   9,000   0          0
SCHLUMBERGER         COMMON    806857108  8,046,000   135,000  X      SOLE                 121,300   0     13,700
SPDR GOLD TR LG-TM
 JA                  OPTION    78463V5AD    336,000       200  X      SOLE                     200   0          0
SPDR GOLD TRUST
 GOLD                COMMON    78463V107 15,914,850   161,000  X      SOLE                 141,200   0     19,800
SUNCOR ENERGY INC    COMMON    867224107    725,760    21,000  X      SOLE                  16,000   0      5,000
SUNOCO INC COM       COMMON    86764P109    426,750    15,000  X      SOLE                  10,000   0      5,000
TALISMAN ENERGY
 INC C               COMMON    87425E103 58,262,400 3,360,000  X      SOLE               3,054,000   0    306,000
TIME WARNER INC
 COM                 COMMON    887317303 29,384,380 1,021,000  X      SOLE                 922,500   0     98,500
TOTAL FINA SA
 SPONSOR             COMMON    89151E109  7,111,200   120,000  X      SOLE                 107,700   0     12,300
TRANSATLANTIC
 HLDGS I             COMMON    893521104  4,038,685    80,500  X      SOLE                  77,500   0      3,000
TRANSOCEAN LTD
 ZUG NA              COMMON    H8817H100    727,005     8,500  X      SOLE                   6,500   0      2,000
TRAVELERS
 COMPANIES I         COMMON    89417E109 44,060,850   895,000  X      SOLE                 813,200   0     81,800
TYCO
 INTERNATIONAL LT    COMMON    H89128104  4,654,800   135,000  X      SOLE                 135,000   0          0
U S BANCORP          COMMON    902973304  4,153,400   190,000  X      SOLE                 177,500   0     12,500
UNITEDHEALTH
 GROUP IN            COMMON    91324P102  3,443,000   137,500  X      SOLE                 116,000   0     21,500
UNUM GROUP COM       COMMON    91529Y106 10,473,440   488,500  X      SOLE                 439,000   0     49,500
VALERO ENERGY        COMMON    91913Y100 33,835,550 1,745,000  X      SOLE               1,597,000   0    148,000
VERIZON
 COMMUNICATION       COMMON    92343V104  7,037,775   232,500  X      SOLE                 207,500   0     25,000
WAL MART STORES
 INC                 COMMON    931142103 30,067,625   612,500  X      SOLE                 560,800   0     51,700
WELLS FARGO          COMMON    949746101  3,733,850   132,500  X      SOLE                 120,000   0     12,500
WHITING PETE CORP
 NEW                 COMMON    966387102  3,713,910    64,500  X      SOLE                  64,000   0        500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/09

 (ITEM 1)    (ITEM 2)  (ITEM 3)  (ITEM 4)  (ITEM 5)        (ITEM 6)    (ITEM 7)       (ITEM 8)
------------ --------  --------- --------- ---------       ----------  -------- ---------------------
                                                                                  VOTING AUTHORITY
                                                                                      (SHARES)
                                                                                ---------------------
   NAME       TITLE                FAIR    SHARES OR
    OF         OF       CUSIP     MARKET   PRINCIPAL       INVESTMENT   OTHER    SOLE   SHARED  NONE
  ISSUER      CLASS     NUMBER    VALUE     AMOUNT         DISCRETION  MANAGERS  (A)     (B)    (C)
------------ --------  --------- --------- --------- ----- ----------  -------- ------- ------ ------
WILLIAMS CO  COMMON    969457100 9,113,700  510,000   X      SOLE               482,500   0    27,500
WYETH COM    COMMON    983024100 7,578,480  156,000   X      SOLE               148,500   0     7,500
YAHOO INC
  COM        COMMON    984332106 2,003,625  112,500   X      SOLE               112,500   0         0